IBOR Benchmark Reform	12 Months Ended
Dec. 31, 2021
IBOR Transition [Abstract]
IBOR Transition [Text Block]
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IBOR Reform
In recent years, transactions in the unsecured short-term financing market, which IBOR interest rate benchmarks seek to measure, have significantly reduced. As a result, IBOR reform projects were initiated under the leadership of the Financial Stability Board (FSB) and central bank working groups, to create alternative and robust benchmark interest rates or so-called risk-free rates (“RFRs”).
Many of the reforms are now effective while others are well progressed. In 2019, EURIBOR was reformed to comply with the EU financial benchmarks regulation and continues to be available. EONIA ceased to exist from January 3, 2022 and has been replaced by the “€STR” euro short-term rate €STR. Publication of IBOR settings for all tenors of GBP LIBOR, CHF LIBOR, EUR LIBOR and JPY LIBOR ceased on January 3, 2022. Three JPY LIBOR and three GBP LIBOR benchmarks will continue in ‘synthetic’ form for limited periods but are not available for use in new products. For USD LIBOR, publication of settings for 1-week and 2-months USD LIBOR has ended as of December 31, 2021. Five remaining USD LIBOR settings will continue to be published until the end of June 2023 although they are generally not available for use in new products. A decision about whether to continue any of the USD LIBOR settings in ‘synthetic’, and thus non-representative, form will be taken closer to that date.
The following table shows the notional values of financial instruments, external to the Group, which reference IBORs where it is expected that there will no longer be a requirement to quote IBOR rates. The table includes those financial instruments with a maturity date that extends past the date when the requirement to submit quotes is expected to end. For the IBOR rates disclosed below, the maturity date of the financial instruments maturity is after December 31, 2021, except for USD LIBOR referenced contracts with tenors other than 1-week or 2-months where the date is for those maturing after June 30, 2023.
Interest Rate Benchmark (IBOR) Reform
	2021
in € m.	USD LIBOR	GBP LIBOR	CHF LIBOR	JPY LIBOR	EONIA	Other IBORs	Multiple basis[1]
Non-Derivative Financial assets:
Bonds (floating rate notes)	400	-	-	-	-	-	-
Securitizations	98	37	-	-	-	-	-
Syndicated Loans	35,312	552	11	1	-	71	-
Repurchase agreements / Other Secured Lending	308	-	-	-	-	-	-
Loans / Advances (Total Limit)	27,091	4,926	171	58	363	398	-
Retail / Commercial Mortgages	395	-	-	-	-	-	-
Other	982	90	-	7	173	-	-
Derivative Financial assets: [2]
Interest Rate Derivatives – Exchange Traded	80,264	-	-	-	-	-	-
Interest Rate Derivatives – OTC	2,546,602	345,222	44,657	521,581	9,042	40,493	5
Other OTC Derivatives	202,554	6,080	2,408	1,946	0	10	167,045
Total financial assets	2,894,005	356,907	47,246	523,593	9,578	40,971	167,050

Non-Derivative Financial liabilities:
Bonds (floating rate notes)	6,561	-	-	-	-	-	-
Repos / Other Secured Lending	6	-	-	-	2	-	-
Deposits	10,809	-	-	-	664	-	-
Other	26	41	-	-	22	-	-
Derivative Financial liabilities: [2]
Interest Rate Derivatives – Exchange Traded	3,374	-	-	-	-	-	-
Interest Rate Derivatives – OTC	2,469,906	315,253	44,058	498,993	7,150	38,569	2
Other OTC Derivatives	196,083	6,177	1,384	3,578	0	81	144,215
Total financial liabilities	2,686,766	321,471	45,442	502,571	7,840	38,650	144,217

Off-balance sheet:
Loan Commitments	73,152	498	40	95	1,954	33	-
Other Commitments	13	-	-	-	-	-	-
Other	-	-	-	-	9	-	-
Total off-balance sheet	73,166	498	40	95	1,963	33	-

[1] Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).
[2] The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature.
The table above shows the exposure to legacy IBORs based upon the contractual terms and the reference rate that currently applies. All the positions referencing GBP LIBOR, CHF LIBOR, JPY LIBOR, EUR LIBOR, EONIA and those USD LIBOR tenors ceasing in early 2022 have either effective fall back provisions in place which will result in the benchmark rate on these products changing to an alternative reference rate when the respective IBOR ceases on January 3, 2022, or are expected to utilize GBP and JPY synthetic IBOR in 2022 as the transition arrangements are finalized. The Group IBOR program is tracking such contracts that are expected to utilize GBP and JPY synthetic LIBOR in 2022. The notional value of these positions amounts to approximately €  1.15 billion across a limited number of clients and products, the majority of which are lending products and the remainder derivatives clients. The majority of these positions is expected to transition to new benchmark rates during the first quarter of 2022.